Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2017	£ 93,420	£ 1,272	£ 79,236	£ (339)	£ 15,955	£ (11)	£ 42,466	£ (45,159)
Loss for the period	(7,712)							(7,712)
Other comprehensive income for the period	4					4
Total comprehensive loss for the period	(7,708)					4		(7,712)
Share-based payments	997				997
Ending balance at Jun. 30, 2018	86,709	1,272	79,236	(339)	16,952	(7)	42,466	(52,871)
Beginning balance at Dec. 31, 2018	81,594	1,289	79,426	(339)	17,564	1	42,466	(58,813)
Loss for the period	(9,827)							(9,827)
Other comprehensive income for the period	1					1
Total comprehensive loss for the period	(9,826)					1		(9,827)
Share-based payments	1,166				1,166
Exercise of share options	86	1	85		(132)			132
Surrender of fully vested share options					(38)			38
Ending balance at Jun. 30, 2019	£ 73,020	£ 1,290	£ 79,511	£ (339)	£ 18,560	£ 2	£ 42,466	£ (68,470)